Distribution Date:	08/12/26	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	15	Representations Reviewer
Historical Detail	16		David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20-21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	23	Representative
Historical Bond / Collateral Loss Reconciliation Detail	24		-
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	72,167,861.07	33,848,067.34	163,821.04	0.00	0.00	34,011,888.38	38,319,793.73	82.56%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	48.96%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	43,527.41	0.00	0.00	43,527.41	31,644,000.00	34.56%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	0.00	0.00	0.00	0.00	28,129,000.00	21.76%	11.00%
D	12514MAL9	3.103071%	31,645,000.00	31,645,000.00	0.00	0.00	0.00	0.00	0.00	31,645,000.00	7.36%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	0.00	0.00	0.00	0.00	15,823,000.00	0.16%	4.25%
F*	12514MAQ8	2.550000%	6,153,000.00	359,942.82	0.00	0.00	0.00	0.00	0.00	359,942.82	0.00%	3.38%
G	12514MAS4	2.550000%	23,733,985.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	253,607,803.89	33,848,067.34	387,392.55	0.00	0.00	34,235,459.89	219,759,736.55

X-A	12514MBD6	1.526915%	566,092,000.00	146,006,861.07	0.00	185,783.35	0.00	0.00	185,783.35	112,158,793.73
X-B	12514MAA3	1.015360%	59,773,000.00	59,773,000.00	0.00	50,575.92	0.00	0.00	50,575.92	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.803071%	15,823,000.00	15,823,000.00	0.00	23,774.99	0.00	0.00	23,774.99	15,823,000.00
X-E	12514MAG0	1.803071%	6,153,000.00	359,942.82	0.00	540.84	0.00	0.00	540.84	359,942.82
X-F	12514MAJ4	4.353071%	23,733,985.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			703,219,985.00	253,607,803.89	0.00	293,638.64	0.00	0.00	293,638.64	219,759,736.55

Deal Distribution Total					33,848,067.34	681,031.19	0.00	0.00	34,529,098.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12514MBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12514MBC8	348.31561733	163.36649439	0.79067643	0.00000000	0.00000000	0.00000000	0.00000000	164.15717082	184.94912293
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	1.37553438	1.18863228	6.53482588	0.00000000	0.00000000	1.37553438	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	0.00000000	3.02583348	52.77965196	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	0.00000000	2.58589224	64.15614220	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	0.00000000	2.12500032	68.42896796	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12514MAQ8	58.49875183	0.00000000	0.00000000	0.12431009	58.82049407	0.00000000	0.00000000	0.00000000	58.49875183
G	12514MAS4	0.00000000	0.00000000	0.00000000	0.00000000	92.77337076	0.00000000	0.00000000	0.00000000	0.00000000
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	257.92072856	0.00000000	0.32818579	0.00000000	0.00000000	0.00000000	0.00000000	0.32818579	198.12820837
X-B	12514MAA3	1,000.00000000	0.00000000	0.84613320	0.00000000	0.00000000	0.00000000	0.00000000	0.84613320	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.50255893	0.00000000	0.00000000	0.00000000	0.00000000	1.50255893	1,000.00000000
X-E	12514MAG0	58.49875183	0.00000000	0.08789859	0.00000000	0.00000000	0.00000000	0.00000000	0.08789859	58.49875183
X-F	12514MAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	163,821.04	0.00	163,821.04	0.00	0.00	0.00	163,821.04	0.00
X-A	07/01/26 - 07/30/26	30	0.00	185,783.35	0.00	185,783.35	0.00	0.00	0.00	185,783.35	0.00
A-M	07/01/26 - 07/30/26	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	07/01/26 - 07/30/26	30	0.00	50,575.92	0.00	50,575.92	0.00	0.00	0.00	50,575.92	0.00
X-C	07/01/26 - 07/30/26	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	07/01/26 - 07/30/26	30	0.00	23,774.99	0.00	23,774.99	0.00	0.00	0.00	23,774.99	0.00
X-E	07/01/26 - 07/30/26	30	0.00	540.84	0.00	540.84	0.00	0.00	0.00	540.84	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	169,174.95	81,140.49	0.00	81,140.49	37,613.08	0.00	0.00	43,527.41	206,788.03
C	07/01/26 - 07/30/26	30	1,399,525.16	85,113.67	0.00	85,113.67	85,113.67	0.00	0.00	0.00	1,484,638.83
D	07/01/26 - 07/30/26	30	1,948,390.56	81,830.56	0.00	81,830.56	81,830.56	0.00	0.00	0.00	2,030,221.12
E	07/01/26 - 07/30/26	30	1,049,127.69	33,623.88	0.00	33,623.88	33,623.88	0.00	0.00	0.00	1,082,751.56
F	07/01/26 - 07/30/26	30	361,157.62	764.88	0.00	764.88	764.88	0.00	0.00	0.00	361,922.50
G	N/A	N/A	2,201,881.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,201,881.79
Totals			7,129,257.77	919,977.26	0.00	919,977.26	238,946.07	0.00	0.00	681,031.19	7,368,203.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	34,529,098.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	923,527.62	Master Servicing Fee	833.58
Interest Reductions due to Non recoverability Determination	(175,356.67)	Certificate Administration Fee	1,856.27
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	109.19
ARD Interest	0.00	Operating Advisor Fee	557.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	748,170.95	Total Fees	3,356.60

Principal		Expenses/Reimbursements
Scheduled Principal	15,343,100.52	Reimbursement for Interest on Advances	(1,157.54)
Unscheduled Principal Collections		ASER Amount	(19,154.41)
Principal Prepayments	18,504,966.82	Special Servicing Fees (Monthly)	21,363.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	62,731.83
Total Principal Collected	33,848,067.34	Total Expenses/Reimbursements	63,783.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	681,031.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	33,848,067.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	34,529,098.53
Total Funds Collected	34,596,238.29	Total Funds Distributed	34,596,238.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	253,607,803.89	253,607,803.89	Beginning Certificate Balance	253,607,803.89
(-) Scheduled Principal Collections	15,343,100.52	15,343,100.52	(-) Principal Distributions	33,848,067.34
(-) Unscheduled Principal Collections	18,504,966.82	18,504,966.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	219,759,736.55	219,759,736.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	254,082,174.12	254,082,174.12	Ending Certificate Balance	219,759,736.55
Ending Actual Collateral Balance	220,208,505.31	220,208,505.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,659,271.30	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,659,271.30	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	2	13,010,752.60	5.92%	0	3.3940	(4.420000)	1.39 or less	8	117,065,519.10	53.27%	(2)	4.0916	(2.085081)
7,500,000 to 14,999,999		2	20,023,281.17	9.11%	(4)	4.6696	0.551079	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		4	84,031,485.33	38.24%	(2)	4.0619	(2.351713)	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		1	46,451,265.21	21.14%	(12)	4.6100	2.060000	1.55 to 1.99	1	56,242,952.24	25.59%	0	4.0100	1.560000
	50,000,000 or greater	1	56,242,952.24	25.59%	0	4.0100	1.560000	2.00 to 2.49	1	46,451,265.21	21.14%	(12)	4.6100	2.060000
	Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)	2.50 to 2.87	0	0.00	0.00%	0	0.0000	0.000000
								2.88 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	77,397,887.53	35.22%	0	3.6988	(3.392732)
							Lodging	2	37,042,237.93	16.86%	(4)	4.9091	0.271974
Georgia	1	56,242,952.24	25.59%	0	4.0100	1.560000
							Mixed Use	1	60,000,000.00	27.30%	0	3.3940	(4.420000)
Hawaii	1	9,795,498.32	4.46%	(7)	4.6900	0.500000
							Office	2	102,694,217.45	46.73%	(5)	4.2814	1.786163
Illinois	1	46,451,265.21	21.14%	(12)	4.6100	2.060000
							Retail	5	20,023,281.17	9.11%	(4)	4.6696	0.551079
New York	4	10,227,782.85	4.65%	(1)	4.6500	0.600000
							Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
Ohio	1	19,644,350.40	8.94%	(7)	5.0500	0.380000

Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	5	116,242,952.24	52.90%	0	3.6920	(1.526639)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	66,474,546.38	30.25%	(10)	4.6279	1.605487	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	37,042,237.93	16.86%	(4)	4.9091	0.271974	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
								Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)	Interest Only	4	60,000,000.00	27.30%	0	3.3940	(4.420000)
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)	115 months or greater	6	159,759,736.55	72.70%	(5)	4.4756	1.280282
								Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	9	202,361,849.02	92.08%	(4)	4.1313	(0.312668)			No outstanding loans in this group
	13 months to 24 months	1	17,397,887.53	7.92%	(1)	4.7500	0.150000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	219,759,736.55	100.00%	(4)	4.1803	(0.276040)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	194,610.88	116,083.91	0.00	N/A	08/06/26	--	56,359,036.15	56,242,952.24	07/06/26
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3a	30311337				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3b	30311338				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3c	30311339				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
4	30311334	OF	Chicago	IL	Actual/360	4.610%	184,398.62	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	08/06/26
11	30311348	LO	Columbus	OH	Actual/360	5.050%	85,593.41	38,579.35	0.00	N/A	01/06/26	--	19,682,929.75	19,644,350.40	08/06/26
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	72,025.44	18,504,966.82	0.00	N/A	02/06/26	--	18,504,966.82	0.00	08/06/26
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	71,303.15	34,460.85	0.00	N/A	07/06/26	--	17,432,348.38	17,397,887.53	08/06/26
17	30311351	RT	Various	NY	Actual/360	4.650%	41,036.18	20,586.70	0.00	N/A	07/06/26	--	10,248,369.55	10,227,782.85	05/06/25
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	39,649.05	21,997.34	0.00	N/A	01/06/26	--	9,817,495.66	9,795,498.32	07/06/26
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	36,111.22	9,319,025.11	0.00	N/A	08/06/26	--	9,319,025.11	0.00	08/06/26
24	30311355	MF	Houston	TX	Actual/360	4.700%	23,443.00	5,792,367.26	0.00	N/A	08/06/26	--	5,792,367.26	0.00	08/06/26
Totals							748,170.95	33,848,067.34	0.00				253,607,803.89	219,759,736.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,203,127.22	1,580,252.88	01/01/26	03/31/26	--	0.00	0.00	310,452.13	310,452.13	0.00	0.00
3	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	18,531,352.81	400,515.89	0.00	0.00	0.00	0.00
3a	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	18,531,352.81	400,515.89	0.00	0.00	0.00	0.00
3b	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	5,131,106.80	110,897.97	0.00	0.00	0.00	0.00
3c	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	5,131,106.80	110,897.97	0.00	0.00	0.00	0.00
4	37,566,707.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	941,523.96	0.00	--	--	05/06/26	1,591,484.69	0.00	0.00	0.00	0.00	0.00
12	2,347,466.69	658,898.11	01/01/26	03/31/26	06/08/26	4,644,916.41	0.00	0.00	0.00	0.00	0.00
13	374,681.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	495,529.33	0.00	--	--	08/06/26	5,768,202.73	209,823.54	38,388.49	713,859.81	0.00	0.00
18	415,735.35	0.00	--	--	06/08/26	0.00	0.00	61,604.12	61,604.12	0.00	0.00
19	987,325.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	770,646.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(5,690,441.04)	(75,678,955.09)				59,329,523.05	1,232,651.26	410,444.74	1,085,916.06	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	30311344	18,504,966.82	Payoff Prior to Maturity	0.00	0.00
Totals		18,504,966.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	1	9,795,498.32	5	79,644,350.40	0	0.00	0	0.00	1	18,504,966.82	4.180286%	4.164359%	(4)
07/10/26	0	0.00	0	0.00	5	70,248,369.55	1	9,817,495.66	5	79,682,929.75	0	0.00	0	0.00	2	38,539,541.52	4.228906%	4.212649%	(3)
06/12/26	0	0.00	0	0.00	5	70,270,195.42	0	0.00	5	79,724,096.94	0	0.00	0	0.00	1	65,000,000.00	4.227884%	4.209944%	(1)
05/12/26	0	0.00	0	0.00	5	70,290,612.97	0	0.00	5	79,762,331.01	1	18,579,665.62	0	0.00	5	54,288,188.76	4.010742%	3.993705%	1
04/10/26	0	0.00	0	0.00	5	70,312,275.78	0	0.00	5	79,803,165.45	0	0.00	0	0.00	4	27,289,054.58	4.008881%	3.991331%	2
03/12/26	0	0.00	0	0.00	5	70,332,525.51	0	0.00	5	79,841,057.17	1	18,653,795.58	0	0.00	1	4,647,217.90	4.053461%	4.033803%	3
02/12/26	0	0.00	0	0.00	5	70,356,691.69	0	0.00	4	60,000,000.00	0	0.00	0	0.00	1	30,000,000.00	4.058774%	4.039122%	4
01/12/26	0	0.00	0	0.00	5	70,376,764.28	0	0.00	4	60,000,000.00	1	14,718,616.63	0	0.00	2	43,000,000.00	3.991045%	3.970887%	5
12/12/25	0	0.00	0	0.00	5	70,396,756.81	0	0.00	4	60,000,000.00	1	14,748,162.81	0	0.00	0	0.00	4.008472%	3.988888%	6
11/13/25	0	0.00	0	0.00	5	70,418,009.90	4	60,000,000.00	1	0.00	0	0.00	0	0.00	1	0.00	4.008847%	3.989256%	7
10/10/25	0	0.00	0	0.00	6	84,430,486.89	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.028780%	4.009322%	8
09/12/25	0	0.00	0	0.00	6	84,451,581.41	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029115%	4.009651%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30311342	07/06/26	0	A	310,452.13	310,452.13	0.00	56,359,036.15
3	30311336	09/01/23	34	5	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
3a	30311337	09/01/23	34	5	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
3b	30311338	09/01/23	34	5	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
3c	30311339	09/01/23	34	5	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
17	30311351	05/06/25	14	5	38,388.49	713,859.81	30,492.00	10,538,470.36	06/11/25	2
18	30311352	07/06/26	0	5	61,604.12	61,604.12	0.00	9,817,495.66	01/07/26	98		04/29/26
Totals					410,444.74	1,085,916.06	30,492.00	136,715,002.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		173,308,471	73,640,840	10,227,783		89,439,849
0 - 6 Months		0	0	0		0
7 - 12 Months		46,451,265	46,451,265	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	219,759,737	129,887,603	0	0	10,227,783	79,644,350
Jul-26	253,607,804	135,354,042	9,817,496	18,504,967	10,248,370	79,682,930
Jun-26	306,833,777	188,455,252	0	28,384,232	10,270,195	79,724,097
May-26	372,256,934	282,203,990	0	0	10,290,613	79,762,331
Apr-26	427,177,033	327,176,084	0	0	20,197,783	79,803,165
Mar-26	455,081,917	355,001,192	0	0	20,239,668	79,841,057
Feb-26	460,489,813	380,200,564	0	0	20,289,249	60,000,000
Jan-26	505,874,325	435,497,561	0	0	10,376,764	60,000,000
Dec-25	549,567,319	479,170,562	0	0	10,396,757	60,000,000
Nov-25	550,294,552	479,876,542	0	0	10,418,010	60,000,000
Oct-25	564,974,967	480,544,480	0	0	10,437,838	73,992,649
Sep-25	565,697,161	481,245,579	0	0	10,458,932	73,992,649
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30311336	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
3a	30311337	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
3b	30311338	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
3c	30311339	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
11	30311348	19,644,350.40	19,644,350.40	15,500,000.00	03/06/26	569,146.24	0.38000	09/30/25	01/06/26	239
12	30311344	0.00	-	29,500,000.00	12/04/15	624,719.61	1.92000	03/31/26	02/06/26	239
13	30311349	17,397,887.53	17,397,887.53	34,300,000.00	04/27/16	194,557.87	0.15000	07/31/25	07/06/26	239
17	30311351	10,227,782.85	10,538,470.36	6,050,000.00	06/01/26	444,680.33	0.60000	09/30/25	07/06/26	239
18	30311352	9,795,498.32	9,817,495.66	11,400,000.00	02/06/26	368,367.35	0.50000	12/31/25	01/06/26	239
Totals		117,065,519.10	117,398,203.95	876,750,000.00		(82,662,634.68)

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30311336	MU	CA	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

3a	30311337	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

3b	30311338	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

3c	30311339	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

11	30311348	LO	OH	10/23/25	7

8/6/2026 - Loan transferred to Special Servicing on 10/23/2025 due to Imminent Monetary Default (maturity on 01/06/2026). Borrower and Special Servicer executed a deed in lieu of foreclosure agreement in February 2026. Minor capex items have been performed. The hold vs sell analysis was completed and approved. It calls for a sale at YE 2026. T-12 June 2026 KPI''s: Occupancy: 79.2% (120 index); ADR: $139.52 (132 index); RevPAR: $110.52 (158 index).

12	30311344	RT	OR	06/03/26	8
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30311349	LO	CA	05/22/26	98

8/6/2026 - Loan has now matured. Lender has engaged counsel and sent a default letter on 7/31/2026. Borrower made a short-term extension proposal which the Lender rejected; Lender has made a counter offer. Should negotiations not result in an agreement, Lender is considering next steps for putting a Receiver in place over the property.

17	30311351	RT	NY	06/11/25	2

8/6/2026 - Foreclosure file and making its way through NY courts and is expected to take 9-12 months to complete. Special Servicer is additionally evaluating sale of assets through the Receiver or a DIL. LOIs have been received for three of four properties and are under negotiation. Counsel is working with Borrower''s counsel on consents for Receiver sales. The three properties subject to LOIs are vacant. Remaining asset is 100% leased to Walgreens.

18	30311352	RT	HI	01/07/26	98

8/6/2026 - The motion recommending the appointment of Colliers International - Hawaii as the receiver at the property was filed on July 13, 2026. The hearing date is scheduled for August 26, 2026. The Special Servicer continues to dual track the loan and anticipates that the Borrower will submit an updated settlement proposal prior to the scheduled hearing date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311334	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
12	30311344	0.00	4.52000%	0.00	4.52000%	10	02/06/26	02/06/26	02/12/26
12	30311344	0.00	4.52000%	0.00	4.52000%	10	04/06/26	04/06/26	04/17/26
14	30311350	0.00	4.29000%	0.00	4.29000%	10	10/06/25	10/06/25	11/11/25
14	30311350	0.00	4.29000%	0.00	4.29000%	10	12/05/25	12/05/25	12/10/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26	1.24%
15	30311333 11/13/25	13,992,648.95	0.00	5,302.11	9,588,980.31	5,302.11	(9,583,678.20)	23,576,327.15	0.00	0.00	23,576,327.15	149.76%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		76,619,718.29	0.00	26,006,981.74	13,324,241.64	26,006,981.74	12,682,740.10	23,936,978.19	0.00	49,538.78	23,887,439.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	727,233.53	0.00	0.00	0.00	0.00	727,233.53	0.00	0.00	1,414,999.84
		11/13/25	687,766.31	0.00	0.00	0.00	0.00	687,766.31	0.00	0.00
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	07/12/23	0.00	0.00	311,112.26	0.00	0.00	(49,538.78)	0.00	0.00	311,112.26
		01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00
15	30311333	11/13/25	0.00	0.00	23,576,327.15	0.00	0.00	13,992,648.95	0.00	0.00	13,992,648.95
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			1,414,999.84	0.00	23,887,439.41	0.00	0.00	15,718,761.05	0.00	0.00	15,718,761.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	5,057.87	0.00	0.00	0.00	0.00	68,665.65	0.00	0.00	0.00	0.00
3a	0.00	0.00	5,057.87	0.00	0.00	0.00	0.00	68,665.65	0.00	0.00	0.00	0.00
3b	0.00	0.00	1,400.46	0.00	0.00	0.00	0.00	19,012.69	0.00	0.00	0.00	0.00
3c	0.00	0.00	1,400.46	0.00	0.00	0.00	0.00	19,012.69	0.00	0.00	0.00	0.00
11	0.00	0.00	4,237.30	0.00	0.00	(6,690.87)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(3,863.24)	0.00	0.00	(35,535.55)	0.00	0.00	(9.09)	0.00	62,731.83	0.00
13	0.00	0.00	3,752.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	2,206.25	0.00	0.00	23,072.01	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,113.49	0.00	0.00	0.00	0.00	0.00	68.36	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,216.81)	0.00	0.00	0.00
Total	0.00	0.00	21,363.26	0.00	0.00	(19,154.41)	0.00	175,356.67	(1,157.54)	0.00	62,731.83	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		239,139.81

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26